STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	600,000,000.0
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Preferred stock, shares authorized (in shares)	300,000,000.0
Common stock, shares outstanding (in shares)	94,929,000	94,899,000	94,878,000
Preferred stock, shares outstanding (in shares)	0
Common stock initially reserved for issuance (in shares)	7,400,000
Shares available for future issuance (in shares)	5,700,000
Shares available for future issuance under awards granted (in shares)	1,600,000
Stock-based compensation expense	$ 6,100,000	$ 4,500,000	$ 0
Unrecognized compensation cost	8,100,000
Amount available to declare or pay a dividend	445,500,000
Interest expense	81,113,000	56,371,000	24,992,000
Other income, net	4,799,000	10,600,000	8,435,000
Cost of sales	(7,551,098,000)	(7,424,525,000)	(5,599,743,000)
Equity method earnings	15,191,000	6,726,000	48,027,000
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest expense	29,130,000	5,976,000	(1,323,000)
Cost of sales	8,461,000	(22,546,000)	(2,399,000)
Equity method earnings	0	0	1,342,000
Reclassification out of Accumulated Other Comprehensive Income | Pension & Other Postretirement Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net	3,679,000	(1,548,000)	(2,134,000)
Equity method earnings	0	0	1,756,000
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net	253,000	(5,445,000)	0
Equity method earnings	$ 0	$ 0	$ (1,721,000)
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Unrecognized compensation cost, period for recognition	1 year 6 months